DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 3)	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended
	Dec. 31, 2008 USD ($)	Dec. 31, 2010 Comstar-UTS Non-designated derivative instruments Buy-out put option	Jun. 30, 2010 Comstar-UTS Non-designated derivative instruments Purchased call option	Dec. 31, 2008 Comstar-UTS Non-designated derivative instruments Purchased call option USD ($)	Dec. 31, 2006 Comstar-UTS Non-designated derivative instruments Written call and put option MGTS Finance S.A.	Nov. 30, 2008 Comstar-UTS Non-designated derivative instruments Written call and put option Access USD ($)	Dec. 31, 2006 Comstar-UTS Non-designated derivative instruments Written call and put option Access USD ($)	Feb. 28, 2009 Comstar-UTS Non-designated derivative instruments Currency forward Access USD ($)	Jan. 31, 2009 Comstar-UTS Non-designated derivative instruments Currency forward Access USD ($)	Dec. 31, 2008 Comstar-UTS Non-designated derivative instruments Currency forward Access RUB	Dec. 31, 2010 Non-designated derivative instruments USD ($)	Dec. 31, 2009 Non-designated derivative instruments USD ($)	Dec. 31, 2010 Non-designated derivative instruments Foreign currency options USD ($)	Dec. 31, 2010 Non-designated derivative instruments Buy-out put option USD ($)	Dec. 31, 2006 Non-designated derivative instruments Written call and put option Svyazinvest	Dec. 31, 2007 Non-designated derivative instruments Written call and put option Access USD ($)	Dec. 31, 2006 Non-designated derivative instruments Written call and put option Access	Dec. 31, 2009 Non-designated derivative instruments Currency forward USD ($)
Non-designated derivative instruments
Amount acquirable through derivative instruments								$ 68,000,000	$ 32,000,000				$ 330,000,000
Statutory limit for price of shares sold back to entity (as a percent)		10.00%
Maximum period to file buyout demand by shareholders (in days)		45
Period within which buy-out of shares should be carried out after the expiry of the period set for the buyout demand (in days)		30
Derivative instruments, fair value of liabilities											14,248,000	4,281,000		11,600,000
Cash paid to acquire option	19,422,000			19,400,000
Option exercise price (in dollars per share)			10.2368
Number of GDRs (in shares)			9,000,000
Percentage of stake acquired (as a percent)															25.00%
Share acquired in addition to percentage ownership acquired (in shares)															1
Right of 2711 UA to purchase shares under the call and put options agreement (in shares)							46,232,000
Percentage of total number of shares issued (as a percent)					11.06%
Strike price (in dollars per share)							$ 6.97
Percentage of call option shares which can be exercised any time following the signing of the agreement (as a percent)							10.50%
Percentage of call option shares which can be exercised after specified period (as a percent)							0.56%
Option expiration period (in years)																	1
Period within which the 2711 UA has a right to exercise put option from the date of exercising the call option (in years)																	2
Trading days period preceding the exercise of the put option for calculating weighted average price of Comstar-UTS' GDRs																	90
Number of shares issued under option agreement (in shares)																46,232,000
Cash received during period for exercise of option																322,200,000
Number of shares repurchased under option agreement (in shares)						46,232,000
Amount of shares repurchased						463,600,000
Payment for put option exercised	100,000,000					100,000,000
Forward contract rate										27.85
Proceeds from the redemption																		$ 20,200,000